Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended
	Jun. 06, 2012	Mar. 15, 2012	Feb. 07, 2012	Dec. 31, 2013 Stock Option		Dec. 31, 2012 Stock Option		Dec. 31, 2011 Stock Option
Number of Share Options
Outstanding at beginning of period				3,282,586
Granted				1,519,080		2,007,851		1,058,161
Cancelled
Exercised	(1,440)	(1,920)	(2,382,591)	(686,528)
Expired				(100,614)
Forfeited				(924,999)
Repurchased				(100,916)
Outstanding at end of period				2,988,609		3,282,586
Vested and Expected to Vest at the end of period				2,893,557
Exercisable at the end of period				1,147,232
Weighted- Average Exercise
Outstanding at beginning of period				$ 16.40
Granted				$ 19.77
Cancelled
Exercised				$ 13.27
Expired				$ 21.26
Forfeited				$ 17.62
Repurchased				$ 15.89
Outstanding at end of period				$ 18.31		$ 16.40
Vested and Expected to Vest at the end of period				$ 18.26
Exercisable at the end of period				$ 16.50
Weighted Average Remaining Contractual Term (Years)
Outstanding at beginning of period				8 years 5 months 12 days		8 years 4 months 6 days
Vested and Expected to Vest at the end of period				8 years 5 months 1 day
Exercisable at the end of period				7 years 6 months
Aggregate Intrinsic
Outstanding at beginning of period				$ 4,377	[1]
Outstanding at end of period				22,152	[1]	4,377	[1]
Vested and Expected to Vest at the end of period				21,581	[1]
Exercisable at the end of period				$ 10,573	[1]

[1]	Intrinsic value is calculated as the difference between the fair value of AVG's ordinary shares as of the end of each reporting period and the exercise price of the option.